Note 7 - Intangible Assets	9 Months Ended
Sep. 30, 2024
Notes to Financial Statements
Goodwill and Intangible Assets Disclosure [Text Block]

NOTE 7: INTANGIBLE ASSETS

The following tables summarize the composition of intangible assets as of September 30, 2024:

	September 30, 2024
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Life
Unamortized intangible assets
BNA software	$1,109	$-	$1,109	-
Total intangible assets	$1,109	$-	$1,109	-

The BNA software enhancement project is in progress and amortization will begin once the project is substantially complete and the software is ready for its intended purpose. The software enhancement project is expected to be completed by the end of 2025 and have a useful life of five years.